SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENT
NOTE 19  -      SUBSEQUENT EVENTS

Pursuant to the Board of directors resolution  dated December 4, 2013 regards ordinary shares reserved for issuance under the 2007 plan (see note 14(b)), and in accordance with the mechanism described in the resolution, the number of shares reserved was increased by 588,236 shares, effective January 1, 2015.